Condensed Financial Information of The Parent Company - Schedule of Condensed Balance Sheet (Details) - Parent Company [Member] - USD ($)	Dec. 31, 2024	Jun. 30, 2024
ASSETS
Cash	$ 21,630	$ 10,711
Digital assets, net	140,586	140,586
Prepaid expenses and other current assets	4,115,914	4,409,914
TOTAL CURRENT ASSETS	9,909,449	8,969,510
Investments in subsidiaries, consolidated VIE and VIE’s subsidiaries	19,067,455	6,372,217
TOTAL ASSETS	28,976,904	15,341,727
LIABILITIES AND SHAREHOLDERS’ EQUITY
Other Payable	163,192	32,795
TOTAL CURRENT LIABILITIES	163,192	32,795
TOTAL LIABILITIES	163,192	32,795
SHAREHOLDERS’ EQUITY
Ordinary shares (par value $0.01 per share; 64,400,000 Class A ordinary shares authorized; 14,362,733 and 3,362,733 Class A ordinary shares issued and outstanding as of December 31, 2024 and June 30, 2024, respectively; 10,600,000 Class B ordinary shares authorized, 576,308 Class B ordinary shares issued and outstanding as of December 31, 2024 and June 30, 2024, 1,000,000 Class C ordinary shares authorized, nil Class C shares issued and outstanding as of December 31, 2024 and June 30, 2024)	149,390	39,390
Subscription receivable	(15,441)	(15,441)
Additional paid-in capital	53,413,337	42,459,143
Retained earnings	(22,927,867)	(25,468,546)
Accumulated other comprehensive (loss) income	(1,805,707)	(1,705,614)
TOTAL SHAREHOLDERS’ EQUITY	28,813,712	15,308,932
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	28,976,904	15,341,727
Related Party
ASSETS
Due from a related party	5,631,319	4,408,299
LIABILITIES AND SHAREHOLDERS’ EQUITY
Due to a related party